WesMark West Virginia Municipal Bond Fund
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
Investment Objective
The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WesMark West Virginia Municipal Bond Fund
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		0.97%
[1]	The Adviser has agreed to keep this wavier in place through the later of (the "Termination Date"): (a) February 28, 2015; or (b) the date of the Fund's next effective Prospectus. This arrangement may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in West Virginia Municipal Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	99	330	580	1,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the United States), the interest of which is exempt from federal income tax, federal alternative minimum tax (AMT), and West Virginia income tax. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), the supply or yield of such securities would be beneficial to the Fund.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 28 of this prospectus.
Principal Risks of Investing in the Fund
The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks: The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks: Prices of fixed-income securities rise and fall in response to interest rate changes.

Call Risks: An issuer may redeem a fixed-income security before maturity at a price below its current market price.

Liquidity Risks: Trading opportunities are more limited for fixed-income securities that are not widely held.

Credit Enhancement Risks: Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.

Sector Risks: Certain market sectors may underperform other sectors or the market as a whole.

Tax Risks: Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

Diversification Risks: Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

West Virginia Risks: The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. West Virginia’s economy is heavily dependent upon certain industries such as coal mining, manufacturing and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 28 of this prospectus.
Fund Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.76% (quarter ended March 31, 2009). Its lowest quarterly return was -2.75% (quarter ended September 30, 2013).
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the periods ended December 31, 2013:
Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	(2.58%)	4.29%	2.84%
WesMark West Virginia Municipal Bond Fund Return After Taxes on Distributions	(2.61%)	4.26%	2.82%
WesMark West Virginia Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.32%)	4.07%	2.91%
WesMark West Virginia Municipal Bond Fund Barclays Capital Municipal Bond 5 Year Total Return Index (BCM51) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	0.81%	4.27%	3.92%
WesMark West Virginia Municipal Bond Fund Lipper Intermediate Municipal Debt Funds Average (LIMDFA)	(2.18%)	4.89%	3.30%

The information provided for LIMDFA represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.